Risk management - Market Risk (Details) - Currency risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Risk management
Threshold hedging period of forecast foreign currency cash flows	1 year
Forward foreign exchange contracts | USD
Risk management
Derivatives instruments, not designated in a hedge relationship	€ 1,777	€ 1,747
Forward foreign exchange contracts | JPY
Risk management
Derivatives instruments, not designated in a hedge relationship	(411)	(174)
Forward foreign exchange contracts | CNY
Risk management
Derivatives instruments, not designated in a hedge relationship	577	(587)
Forward foreign exchange contracts | GBP
Risk management
Derivatives instruments, not designated in a hedge relationship	446	104
Forward foreign exchange contracts | Cash flow hedges | USD
Risk management
Derivatives instruments	(803)
Forward foreign exchange contracts | Cash flow hedges | JPY
Risk management
Derivatives instruments	(230)	(158)
Forward foreign exchange contracts | Fair value hedges | USD
Risk management
Derivatives instruments	(84)	(397)
Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | USD
Risk management
Derivatives instruments	(2,839)	(1,418)
Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | CNY
Risk management
Derivatives instruments	(728)
Forward foreign exchange contracts | Hedges on net investment in foreign subsidiaries | GBP
Risk management
Derivatives instruments	(403)	(104)
Forward foreign exchange contracts | Exposure from statement of financial position items | USD
Risk management
Derivatives instruments	(3,365)	(2,172)
Forward foreign exchange contracts | Exposure from statement of financial position items | JPY
Risk management
Derivatives instruments	196	434
Forward foreign exchange contracts | Exposure from statement of financial position items | CNY
Risk management
Derivatives instruments	(765)	(227)
Forward foreign exchange contracts | Exposure from statement of financial position items | GBP
Risk management
Derivatives instruments	(352)	(236)
Cross-currency interest rate swaps | USD
Risk management
Derivatives instruments	€ 1,377	1,051
Cross-currency interest rate swaps | JPY
Risk management
Derivatives instruments		€ (328)
Maximum
Risk management
Threshold hedging period of forecast foreign currency cash flows	2 years